Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2021 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2022	¥ 10,517	$ 1,650
2023	6,374	1,000
2024	5,417	850
2025	7,010	1,100
2026	16,887	2,650
Thereafter	¥ 20,392	$ 3,200